Contract Balances - Schedule of Contract Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Assets [Abstract]
Contract assets as of beginning of year		$ 187,500
Collection of prior year contract assets		(187,500)
Net increase in contract assets during the year
Contract assets as of end of year